Impairment Charges (Tables)	12 Months Ended
Jul. 02, 2011
Impairment Charges
Schedule Of Impairment Charges

In millions	Pretax Impairment Charge	Tax Benefit	After Tax Charge
2011
North American Foodservice	$ 15	$ 5	$ 10
International Beverage	6	2	4
Total impairments – 2011	$ 21	$ 7	$ 14
2010
North American Foodservice	$ 15	$ 5	$ 10
International Bakery	13	4	9
Total impairments – 2010	$ 28	$ 9	$ 19
2009
North American Foodservice	$107	$ –	$107
International Bakery	207	25	182
Total impairments – 2009	$314	$25	$289